SHARE-BASED COMPENSATION PLANS - Performance Share Units (Details) - Performance Share Units	12 Months Ended
Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	0
Performance period for PSUs	36 months